SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2024	2023
Long-term debt:
NOK700 million senior unsecured floating rate bonds due 2024	—	68,426
NOK600 million senior unsecured floating rate bonds due 2025	—	58,089
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
U.S. dollar denominated fixed rate debt due 2026	147,375	148,875
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	150,000
8.25% senior unsecured sustainability-linked bonds due 2028	145,200	—
NOK750 million senior unsecured floating rate bonds due 2029	63,592	—
Lease debt financing due through 2033	702,164	573,456
U.S. dollar denominated floating rate debt due through 2030	1,503,909	1,014,842
Total debt principal	2,862,240	2,163,688
Less: unamortized debt issuance costs	(22,778)	(16,942)
Less: current portion of long-term debt	(689,045)	(432,918)
Total long-term debt	2,150,417	1,713,828

The outstanding debt as of December 31, 2024, is repayable as follows:

Year ending December 31, 2024	(in thousands of $)
2025	689,045
2026	507,697
2027	463,639
2028	316,264
2029	599,537
Thereafter	286,058
Total debt principal	2,862,240

Interest rate information

	December 31, 2024	December 31, 2023
Weighted average interest rate on floating rate debt*	5.96%	6.49%
Weighted average interest rate on lease debt financing	5.06%	5.41%
Weighted average interest rate on fixed rate debt	8.40%	8.46%
U.S. Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate**	—%	5.59%
Secured Overnight Financing Rate ("SOFR"), closing rate	4.49%	5.38%
Effective Federal Funds Rate ("EFFR"), closing rate	4.33%	5.33%
Norwegian Interbank Offered Rate ("NIBOR")	4.68%	4.73%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate and cross currency swaps.
** LIBOR using panel bank contributions are no longer published after June 30, 2023. Since July 1, 2023, these settings were published under an unrepresentative synthetic methodology and ceased on September 30, 2024.
Due to the discontinuance of LIBOR after June 30, 2023, and notwithstanding the automatic conversion mechanisms to alternative rates, the Company had entered into amendment agreements to existing loan agreements for the transition from LIBOR to SOFR. The Company elected to apply the optional expedient pursuant to ASC 848 for contracts within the scope of ASC 470. This meant that the Company accounted for amendments to loan agreements which related solely to the replacement of LIBOR as a benchmark rate to SOFR as if the modification was not substantial and thus a continuation of the existing contract.

Fixed Rate Debt and NOK Bonds

NOK700 million senior unsecured bonds due 2024
On June 4, 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Nordic high yield bond market. The bonds bore quarterly interest at NIBOR plus a margin and were redeemable in full on June 4, 2024. During the year ended December 31, 2024, the Company purchased and redeemed in full, the outstanding bond with principal amount of NOK695 million equivalent to $62.8 million, incurring a loss $0.4 million on the transaction. The net amount outstanding as of December 31, 2024 was NOK0.0 million equivalent to $0.0 million (December 31, 2023: NOK695 million, equivalent to $68.4 million).

NOK600 million senior unsecured bonds due 2025
On January 21, 2020, the Company issued a senior unsecured bond totaling NOK600 million in the Nordic high yield bond market. The bonds bore quarterly interest at NIBOR plus a margin and were redeemable in full on January 21, 2025. During the year ended December 31, 2024, the Company purchased and redeemed in full, the outstanding bond with principal amount of NOK590 million equivalent to $56.1 million, incurring a loss of $0.4 million on the transaction. The net amount outstanding as of December 31, 2024 was NOK0.0 million equivalent to $0.0 million (December 31, 2023: NOK590 million, equivalent to $58.1 million).

7.25% senior unsecured sustainability-linked bonds due 2026
On May 12, 2021, the Company issued a senior unsecured sustainability-linked bond totaling $150 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 7.25% per annum and are redeemable in full on May 12, 2026. By the maturity date of the bond, the Company aims to have committed an amount at least equal to the size of the issue on upgrades of existing vessels and/or vessel acquisitions. The net amount outstanding as of December 31, 2024 was $150 million (December 31, 2023: $150 million).

8.875% senior unsecured sustainability-linked bonds due 2027
In February 2023, the Company issued a senior unsecured sustainability-linked bond totaling $150.0 million in the Nordic credit market. The bond was issued at a price of 99.58%. The difference between the face value and market value of the bond of $0.6 million will be amortized as an interest expense over the life of the bond. The bonds bear quarterly interest at a fixed rate of 8.875% of the nominal value per annum and are redeemable in full on February 1, 2027. By the maturity date of the bond, the Company aims to have committed an amount at least equal to the size of the issue on upgrades of existing vessels and/or vessel acquisitions. The net amount outstanding as of December 31, 2024, was $150.0 million (December 31, 2023: $150.0 million).

$150 million senior secured term loan facility
In April 2023, a wholly-owned subsidiary of the Company entered into a bilateral $150 million senior secured term loan facility, secured against a jack-up drilling rig. The Company has provided a full corporate guarantee for this facility, which bears interest at a fixed rate and has a term of approximately three years. The net amount outstanding as of December 31, 2024, was $147.4 million (December 31, 2023: $148.9 million).

8.25% senior unsecured sustainability-linked bonds due 2028
In April 2024, the Company issued a senior unsecured sustainability-linked bond (the “Sustainability-Linked Bond”) totaling $150.0 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 8.25% per annum and are redeemable in full on April 19, 2028. The Company aims to reduce carbon emissions which is measured by improving its annual year on year Annual Efficiency Rating, based on fleet average, by a minimum of 2% by 2026. During the year ended December 31, 2024, the Company purchased Sustainability-Linked Bonds with principal amounts of $10.8 million, incurring a loss of $0.5 million on the transaction. During the year ended December 31, 2024, the Company resold Sustainability-Linked Bonds with principal amounts of $6.0 million which had previously been repurchased. The net amount outstanding as of December 31, 2024, was $145.2 million (December 31, 2023: $0.0 million).
NOK750 million senior unsecured floating rate bonds due 2029
In September 2024, the Company issued a senior unsecured floating rate bond totaling NOK750 million in the Nordic high yield bond market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on September 25, 2029. During the year ended December 31, 2024, the Company purchased bonds with principal amounts totaling NOK26 million equivalent to $2.4 million. The net amount outstanding as of December 31, 2024, was NOK724 million, which was equivalent to $63.6 million (December 31, 2023: NOK0.0 million, equivalent to $0.0 million).

U.S. dollar floating rate debt

The following table presents information on U.S. dollar floating rate debt facilities outstanding as of December 31, 2024 and December 31, 2023. The facilities bear interest at SOFR plus a margin, except the $60.0 million loan facility, which bears interest at EFFR plus a margin.

U.S. dollar floating rate debt	Corporate guarantee	Draw-down date	No. of subsidiaries †	Approx. term	Balance outstanding as of ($'millions),
					December 31, 2024	December 31, 2023

45 million secured term loan and revolving credit facility*	Full	2014	7	11	27.5	32.5
20 million secured term loan facility*	Full	2014	2	10	—	12.0
76 million secured term loan facility*	Part	2017	2	7	—	43.5
175 million term loan facility*	Part	2020	4	5	—	108.7
50 million senior secured credit facility*	Full	2020	1	4	—	35.0
51 million term loan facility*	Part	2021	1	4	—	39.0
51 million term loan facility*	Part	2021	1	4	—	40.1
35 million term loan facility*	Part	2021	1	7	28.8	30.9
107.3 million term loan facility*	Part	2021	3	5	89.4	95.7
100 million term loan facility*	Part	2022	4	5	72.3	82.3
23 million term loan facility*	Full	2022	2	3	12.7	17.3
115 million term loan facility*	Part	2022	8	3	70.0	90.0
144.6 million term loan facility*	Full	2023	4	3	126.7	136.9
23.3 million term loan facility**	Full	2023	1	1	—	13.9
23.3 million term loan facility**	Full	2023	1	1	—	18.6
150 million senior secured term loan facility**	Full	2023	1	3	134.0	150.0
8.4 million senior unsecured term loan facility***	—	2023	N/A	3	8.4	8.4
60 million loan facility****	Part	2024	1	N/A	15.0	60.0
79.8 million term loan facility*	Part	2024	2	5	78.7	—
163.8 million term loan facility*	Part	2024	3	5	162.4	—
150 million term loan facility*	Part	2024	3	6	145.2	—
226 million term loan facility**	Full	2024	7	5	218.1	—
235 million term loan facility*	Full	2024	4	5	233.1	—
81.6 million term loan facility*	Full	2024	2	1	81.6	—
Total					1,503.9	1,014.8
† Number of wholly-owned subsidiaries which entered into the facility.
*These facilities are secured against the vessels owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain a minimum value covenant and covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
** These facilities are secured against the pre-delivery contracts, vessels or rigs owned by the subsidiaries that entered into the facility agreements. In addition, the facilities contain covenants that require the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
***This facility was drawn down by the Company and contains covenants that requires the Company to maintain certain minimum levels of free cash, working capital and adjusted book equity ratios.
****In December 2021, one of our wholly-owned subsidiaries entered into a general share lending agreement and as of December 31, 2024, 11.8 million of the Company’s shares were on loan and in the custody of the borrowing bank. This facility provides up to $60.0 million cash collateral to us, callable at any time, pertinent to the shares lent. The facility is repayable on demand, by either party to the agreement.

Lease Debt Financing

Wholly-owned subsidiaries of the Company have entered into sale and leaseback transactions for the vessels that they own, through Japanese operating lease with call option financing structures. The vessels have been sold and leased back, with options to repurchase the vessels. These transactions did not qualify as sales under the U.S. GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The following table presents information on lease debt financing facilities outstanding as of December 31, 2024 and December 31, 2023.

Lease Debt Financing	Price of vessel sold and leased back ($' millions)	Lease start date	Approx. length of lease in years	First repurchase option	Balance outstanding as of ($'millions),
					December 31, 2024	December 31, 2023

$65 million lease debt financing	65.0	2021	6	2026	43.8	49.4
$65 million lease debt financing	65.0	2021	6	2026	44.1	49.5
$23.5 million lease debt financing	23.5	2022	3	2025	11.8	16.3
$25.3 million lease debt financing	25.3	2022	3	2025	13.4	18.0
$120 million lease debt financing	120.0	2022	8	2029	97.9	108.4
$120 million lease debt financing	120.0	2022	8	2029	99.4	109.7
$45 million lease debt financing	45.0	2023	5	2028	36.7	41.7
$38.5 million lease debt financing	38.5	2023	9	2028	34.7	37.3
$72.2 million lease debt financing	72.2	2023	12	2033	67.7	71.2
$72.2 million lease debt financing	72.2	2023	12	2033	68.5	72.0
$77.5 million lease debt financing	77.5	2024	12	2033	73.9	—
$77.5 million lease debt financing	77.5	2024	12	2033	74.7	—
$37 million lease debt financing	37.0	2024	8	2028	35.6	—
Total					702.2	573.5

The aggregate book value of assets pledged as security against borrowings as of December 31, 2024, was $3.5 billion (December 31, 2023: $2.6 billion).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2024, the Company is in compliance with all of the covenants under its long-term debt facilities.